Statements of Changes in Net Assets Available for Benefits - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 3,861,170	$ 3,476,420
Participant	8,379,955	7,940,183
Rollover	2,023,958	2,998,318
Total contributions	14,265,083	14,414,921
Investment income:
Interest and dividends	2,584,770	2,390,841
Net realized and unrealized gains on investments	19,331,760	18,329,882
Total investment income	21,916,530	20,720,723
Interest from participant notes receivable	133,464	116,192
Total additions - Net	36,315,077	35,251,836
Deductions from Net Assets
Benefits paid to participants	20,151,867	11,261,790
Administrative expenses	287,160	292,553
Total deductions	20,439,027	11,554,343
Net Increase in Net Assets Available for Benefits	15,876,050	23,697,493
Net Assets Available for Benefits
Beginning of year	152,351,645	128,654,152
End of year	$ 168,227,695	$ 152,351,645